STATEMENT OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Revenues
Product Royalty Income	$ 631,250		$ 1,412,500
Other Revenue	(42)		10,000
Total revenue	631,208	0	1,422,500	0
Cost of revenues and amortization of intellectual property	159,577	803,999	456,678	1,081,612
Gross profit	471,631	(803,999)	965,822	(1,081,612)
Operating Expenses
Salaries, wages, and payroll taxes	1,153,035	1,377,640	2,719,399	5,960,217
Qualified profit sharing plan	24,445	14,436	53,360	45,713
Advertising and promotion	143,568	13,547	313,130	216,518
Product development costs	295,430	179,940	743,727	628,627
Professional and insurance	577,322	399,281	1,380,218	1,241,665
Insurance	75,461	52,920	247,409	189,482
General and administrative	208,327	172,985	495,215	277,426
Travel and entertainment	144,431	65,709	383,910	335,933
Loss on disposal of assets		682	144,114	682
Depreciation	72,658	48,309	191,980	121,912
Total operating expenses	2,694,677	2,325,449	6,672,462	9,018,175
Loss from operations	(2,223,046)	(3,129,448)	(5,706,640)	(10,099,787)
Other Income (Expenses)
Interest expense - including amortization of financing costs	(1,173,097)	(1,019,230)	(3,519,301)	(1,130,337)
Interest income	4,424	924	14,856	13,396
Change in fair value of derivative liabilities	141,345	297,514	327,919	439,589
Total other income /(expenses)	(1,027,328)	(720,792)	(3,176,526)	(677,352)
Provision for income taxes				0
Net (loss)	$ (3,250,374)	$ (3,850,240)	$ (8,883,166)	$ (10,777,139)
Net (loss) per common share
Basic net (loss) per share	$ (0.25)	$ (0.29)	$ (0.68)	$ (0.82)
Diluted net (loss) per share	$ (0.25)	$ (0.29)	$ (0.68)	$ (0.82)
Shares used in computing earnings per share
Weighted average number of sharesoutstanding - basic	12,906,780	13,146,822	13,017,417	13,175,996
Weighted average number of shares outstanding - diluted	12,906,780	13,146,822	13,017,417	13,175,996